LOOMIS SAYLES FUNDS I

September 2, 2016

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Loomis Sayles Funds I
(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, dated August 31, 2016, for Loomis Sayles Intermediate Duration Bond Fund, a series of Loomis Sayles Funds I, does not differ from those which is contained in Post-Effective Amendment No. 55 that was filed electronically on August 30, 2016.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary